Acquisitions and disposals	12 Months Ended
Dec. 31, 2019
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Acquisitions and disposals
40. Acquisitions and disposals

Details of the acquisition and disposal of significant subsidiaries and associates, joint ventures and other businesses are given below:
2019
Business acquisitions
Pfizer consumer healthcare business
The acquisition of Pfizer’s consumer healthcare business completed on 31 July 2019.
GSK and Pfizer have contributed their respective consumer healthcare businesses into a new Consumer Healthcare Joint Venture in a non-cash
transaction, whereby GSK has acquired Pfizer’s consumer healthcare business in return for shares in the Joint Venture. GSK has an equity interest of 68% and majority control of the Joint Venture and Pfizer has an equity interest of 32%. As the Group has control over the Consumer Healthcare Joint Venture it is consolidated within the Group’s financial statements.

In a number of territories, legal completion of the acquisition has not occurred because of regulatory constraints. However, the Consumer Healthcare Joint Venture obtained control of the majority of these businesses in these territories from 31 July 2019 and has consolidated the net assets of those businesses from that date, but in all cases is entitled to the benefits of the trading of businesses in the delayed territories.
The
non-controlling
interest in the Consumer Healthcare Joint Venture, calculated applying the proportionate goodwill method, represents Pfizer’s share of the net assets of the Joint Venture, excluding goodwill.
Goodwill of £3.9
billion
,
which is not expected to be deductible for tax purposes, has been recognised. The goodwill represents the potential for further synergies arising from combining the acquired businesses with GSK’s existing business together with the value of the workforce acquired. Total transaction costs recognised in 2018 and 2019 for the acquisition amounted to £77 million.
Since acquisition on 31 July 2019,
sales
of £1.2
b
illion arising from the Pfizer consumer healthcare business
have
been included in Group turnover. If the business had been acquired at the beginning of the year, it is estimated that Group turnover in 2019 would have been approximately £1.5 billion
higher. The business has been integrated into the Group’s existing activities and it is not practicable to identify the impact on the Group profit in the period.
Tesaro Inc.
On
22 January 2019, GSK acquired 100% of Tesaro Inc., an oncology focused biopharmaceutical company, for cash consideration of $5.0 billion (£3.9 billion)
,

in order to strengthen the Group’s pharmaceutical pipeline. Transaction costs amounted to £31 million.
Goodwill of £1.2 billion, none of which is expected to be
tax-deductible,
has been recognised.
The goodwill represents the potential for further synergies arising from combining the acquired businesses with GSK’s existing business together with the value of the workforce acquired. Since acquisition on 22 January 2019, sales of
£0.2
billion arising from the Tesaro business have been included in Group turnover. The business has been integrated into the Group’s existing activities and it is not practicable to identify the impact on the Group profit in the period.
The fair value of the assets acquired in business combinations, including goodwill, are set out in the table below.
Amounts related to the Pfizer consumer healthcare business acquisition are provisional and subject to change.

	Pfizer c onsumer h ealthcare business £m	Tesaro £m	Other £m
Net assets acquired:
Intangible assets	12,357	3,092	—
Property, plant and equipment	354	6	—
Right of use assets	39	40	—
Inventory	986	162	—
Trade and other receivables	546	115	35
Other assets including cash and cash equivalents	302	254	16
Trade and other payables	(779)	(282)	(39)
Net d eferred tax liabilities	(2,591)	(252)	—
Other liabilities	(99)	(5)	—
Term loan	—	(445)	—
Non-controlling interest	(3,577)	—	—
Goodwill	3,854	1,169	—
Total	11,392	3,854	12

Consideration settled by shares in GSK Consumer Healthcare Joint Venture	11,392	—	—
Cash consideration paid	—	3,854	6
Fair value of investment in joint venture converted into subsidiary	—	—	6
Total consideration	11,392	3,854	12

The
non-controlling
 interest of £3,577

million represents Pfizer’s share of the fair value of the Pfizer consumer healthcare business, excluding goodwill. The total non-controlling
 interest
 initially
recognised in the Consolidated statement of changes in equity of £6,887 million also includes Pfizer’s share of the book value of GSK Consumer Healthcare.
Business disposals
GSK made a number of business disposals for net cash consideration received of
£104
million in the year. The
profit
on
the
disposal of the businesses in the year of £201
million was calculated as follows:

	£m	Total £m
Cash consideration receivable net of subsidy payable		106
Net assets sold:
Goodwill	(4)
Intangible assets	(1)
Property, plant and equipment	(44)
Inventory	(7)
Cash and cash equivalents	(12)
Other net assets	(4)
		(72)
Transaction costs		(27)
Reclassification of exchange from other comprehensive income		75
Non-controlling interest divested		16
		98
Transaction signed but not yet completed—gain on embedded derivative		143
Transaction signed but not yet completed—transaction costs		(40)
Total profit on disposal		201
Transaction signed but not yet completed
In December 2018, GSK agreed to divest Horlicks and other Consumer Healthcare nutrition brands to Unilever plc and to form a merger of
Glaxosmithkline Consumer
Healthcare Limited with Hindustan Unilever Limited for a total consideration valued at approximately £3.1 billion.
Glaxosmithkline
Consumer Healthcare Limited is a public company listed on the National Stock Exchange (NSE) and Bombay Stock Exchange (BSE), in which GSK holds a 72.5% stake.
Following
the merger of
Glaxosmithkline
Consumer Healthcare Limited with Hindustan Unilever Limited, a public company listed on the NSE and BSE, GSK will own 133.8 million Hindustan Unilever Limited shares.
The Group has entered into forward foreign exchange contracts in relation to the transaction. Contracts with a value of £1.7 billion have been designated as a cash flow hedge of part of the foreign exposure arising on the transaction. Further contracts with a value of £0.6 billion have been designated as net investment hedges against INR and EUR assets. In addition, the exposure to share price movements in the forward purchase of shares in Hindustan Unilever Limited has been recognised as an embedded derivative. The embedded derivative was in an asset position and had a fair value of £240 million at 31 December 2019
 (2018 – £100 million).
Associates and joint ventures
During the year, GSK made investments of £27 million into associates and joint ventures of which £11 million was paid in
cash
.
Cash flows

	Business acquisitions £m	Business disposals £m	Associates and joint venture investments £m
Cash consideration (paid)/received	(3,860)	161	(11)
Net deferred consideration received	—	29	—
Tra ns action costs	(95)	(73)	—
Cash and cash equivalents acquired/divested	384	(13)	—

Cash (outflow)/inflow	(3,571)	104	(11)
2018
Business acquisitions
There were no business acquisitions during 2018.
Business disposals
GSK made a number of small business disposals during the year for a net cash consideration of £2 million.
Cash flows

	Business disposals £m	Associates and joint venture investments £m	Associates and joint venture disposals £m
Cash consideration	2	(10)	3
Net deferred consideration received	24	—	—

Cash inflow/(outflow)	26	(10)	3

2017
Business acquisitions
There were no business acquisitions during 2017.
Business disposals
GSK made a number of small business disposals during the year for a net cash con
s
ideration of £342 million, including contingent consideration receivable of £86 million. The profit on disposal was determined as follows:

	£m	Total £m
Consideration including currency forwards and purchase adjustments		342

Net assets sold:
Goodwill	(16)
Intangible assets	(21)
Property, plant and equipment	(18)
Inventory	(11)
Cash and cash equivalents	(6)
Other net assets	(5)

		(77)
Transaction costs		(8)
Reclassification of exchange from other comprehensive income		(100)

Profit on disposal		157

Associates and joint ventures
During the year, GSK made cash investments of £15 million into associates and joint ventures.
In addition, GSK sold its holdings in two associates for £198 million in cash.

Total £m
Cash consideration	198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)

Profit on disposal	94

Cash flows

	Business disposals £m	Associates and joint venture investments £m	Associates and joint venture disposals £m
Cash consideration	256	(15)	198
Net deferred consideration received	39	—	—
Cash and cash equivalents divested	(6)	—	—
Transaction costs paid	(7)	—	(2)

Cash inflow/(outflow)	282	(15)	196